Market Rate Risk - Additional Information (Detail) - ¥ / $	Aug. 11, 2015	Dec. 31, 2017	Dec. 31, 2016
Risks and Uncertainties [Abstract]
Currency reference rate reduction percentage	1.90%
Foreign exchnage rate		6.5063	6.9430